Summary of Significant Accounting Policies - Summary of Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Calculation of net loss and the number of shares used to compute basic and diluted earnings per share [Abstract]
Net loss - basic and diluted		$ (12,596)	$ (1,004)	$ (25,873)	$ (9,485)	$ (17,971)	$ (14,704)
Net loss per share - basic and diluted	[1]	$ (9.36)	$ (230.99)	$ (34.99)	$ (2,232.30)	$ (10.59)	$ (14.56)
Weighted average shares outstanding - basic and diluted	[1]	1,401,413	4,349	754,421	4,249	1,696,237	1,010,105

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016 and a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017